Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Brazil - 5.1%
Banco BTG Pactual SA	288,800	$ 1,609,537
JBS SA	278,100	1,686,478
Localiza Rent a Car SA	182,900	966,132
Petroleo Brasileiro SA	160,307	1,142,493
Vale SA	126,600	1,173,494
		6,578,134
Canada - 2.7%
Fairfax India Holdings Corp. (A)(B)(C)	156,100	2,761,409
Lundin Mining Corp. (C)	81,780	645,980
		3,407,389
China - 19.4%
Alibaba Group Holding Ltd.	370,273	4,541,947
BYD Co. Ltd., H Shares	29,414	1,033,618
Kingdee International Software Group Co. Ltd. (B)	1,423,000	1,888,529
Kweichow Moutai Co. Ltd., Class A	6,410	1,273,534
Lenovo Group Ltd.	1,606,000	1,936,914
NetEase, Inc.	205,300	4,219,979
Tencent Holdings Ltd.	115,478	6,075,896
Yum China Holdings, Inc.	45,600	2,109,000
Zijin Mining Group Co. Ltd., H Shares	974,800	1,842,797
		24,922,214
Greece - 3.4%
Jumbo SA	67,100	1,812,722
Motor Oil Hellas Corinth Refineries SA	49,500	1,093,685
OPAP SA	87,800	1,506,146
		4,412,553
Hong Kong - 2.0%
AIA Group Ltd.	369,953	2,600,823
Hungary - 1.7%
Richter Gedeon Nyrt	81,700	2,115,912
India - 12.1%
360 ONE WAM Ltd.	82,200	955,524
Aegis Logistics Ltd.	233,300	1,876,821
Bajaj Finance Ltd.	15,100	1,371,536
CMS Info Systems Ltd.	296,800	1,476,770
Coal India Ltd.	220,400	1,004,554
HDFC Bank Ltd., ADR	18,948	1,149,007
HDFC Bank Ltd.	103,581	2,028,323
HEG Ltd.	294,000	1,332,019
ICICI Bank Ltd.	41,200	592,961
Intellect Design Arena Ltd.	114,500	1,064,476
Reliance Industries Ltd.	185,126	2,696,029
		15,548,020
Japan - 0.8%
Nexon Co. Ltd.	74,500	967,826
Luxembourg - 1.2%
Millicom International Cellular SA (C)	59,000	1,575,300
Mexico - 3.5%
Fibra Uno Administracion SA de CV, REIT	1,051,871	1,091,871
	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV	92,900	$ 790,425
Promotora y Operadora de Infraestructura SAB de CV	141,600	1,317,805
Wal-Mart de Mexico SAB de CV	503,677	1,312,059
		4,512,160
Philippines - 0.6%
International Container Terminal Services, Inc.	134,600	803,693
Poland - 1.2%
Dino Polska SA (A)(B)	13,400	1,483,854
Republic of Korea - 10.2%
Eugene Technology Co. Ltd. (B)	47,700	1,199,213
Hugel, Inc. (B)	10,300	1,673,223
Hyundai Motor Co.	8,064	1,135,000
KINX, Inc. (B)	22,000	1,095,589
LG Chem Ltd. (B)	2,159	350,159
Park Systems Corp. (B)	6,500	1,048,901
Samsung Electronics Co. Ltd.	107,447	3,837,332
Shinhan Financial Group Co. Ltd.	62,577	2,179,796
Value Added Technology Co. Ltd. (B)	37,100	485,590
		13,004,803
Republic of South Africa - 4.3%
Investec PLC	274,200	1,766,198
Naspers Ltd., N Shares	18,014	3,797,895
		5,564,093
Russian Federation - 0.0%
Gazprom PJSC, ADR (B)(D)(E)(F)	2,525,844	0
GMK Norilskiy Nickel PAO (B)(D)(E)(F)	737,100	0
Lukoil PJSC, ADR (B)(D)(E)(F)	192,700	0
Mobile TeleSystems PJSC, ADR (B)(D)(E)(F)	382,338	0
Novatek PJSC, GDR (B)(D)(E)(F)(G)	2,914	0
Sberbank of Russia PJSC (D)(E)(F)	1,980,987	0
		0
Saudi Arabia - 1.7%
Saudi Awwal Bank	227,779	2,181,808
Singapore - 1.6%
BOC Aviation Ltd. (A)	65,984	497,392
Grab Holdings Ltd., Class A (B)	340,082	1,557,575
		2,054,967
Taiwan - 15.8%
Accton Technology Corp.	71,021	1,630,883
E Ink Holdings, Inc.	312,100	2,619,629
Fusheng Precision Co. Ltd.	161,000	1,602,783
Taiwan Semiconductor Manufacturing Co. Ltd.	430,463	14,365,878
		20,219,173
Turkey - 2.8%
BIM Birlesik Magazalar AS	45,100	692,002
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Turkey (continued)
Coca-Cola Icecek AS	765,000	$ 1,214,859
KOC Holding AS	353,400	1,675,300
		3,582,161
United Arab Emirates - 1.6%
Emaar Properties PJSC	570,975	2,095,656
United Kingdom - 1.5%
Airtel Africa PLC (A)	545,579	971,410
Georgia Capital PLC (B)	62,900	939,489
		1,910,899
United States - 0.7%
Tecnoglass, Inc.	11,400	866,400
Uruguay - 2.3%
Arcos Dorados Holdings, Inc., Class A	230,600	1,787,150
MercadoLibre, Inc. (B)	600	1,153,314
		2,940,464
Total Common Stocks (Cost $165,279,023)		123,348,302
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (H)	1,602,833	1,602,833
Total Other Investment Company (Cost $1,602,833)		1,602,833

Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp.,
1.80% (H), dated 01/31/2025, to be
repurchased at $4,607,284 on 02/03/2025.
Collateralized by a U.S. Government
Obligation, 1.25%, due 11/30/2026, and
with a value of $4,698,743.
$ 4,606,593	$ 4,606,593
Total Repurchase Agreement (Cost $4,606,593)	4,606,593
Total Investments (Cost $171,488,449)	129,557,728
Net Other Assets (Liabilities) - (1.1)%	(1,392,149)
Net Assets - 100.0%	$ 128,165,579
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	12.0%	$15,565,091
Broadline Retail	7.3	9,493,156
Banks	6.3	8,131,895
Capital Markets	6.2	8,032,157
Oil, Gas & Consumable Fuels	6.0	7,813,582
Interactive Media & Services	4.7	6,075,896
Technology Hardware, Storage & Peripherals	4.5	5,774,246
Hotels, Restaurants & Leisure	4.2	5,402,296
Entertainment	4.0	5,187,805
Electronic Equipment, Instruments & Components	2.8	3,668,530
Metals & Mining	2.8	3,662,271
Consumer Staples Distribution & Retail	2.7	3,487,915
Beverages	2.5	3,278,818
Software	2.3	2,953,005
Insurance	2.0	2,600,823
Wireless Telecommunication Services	2.0	2,546,710
Ground Transportation	2.0	2,523,707
Automobiles	1.7	2,168,618
Transportation Infrastructure	1.6	2,121,498
Pharmaceuticals	1.6	2,115,912
Real Estate Management & Development	1.6	2,095,656
Specialty Retail	1.4	1,812,722
Food Products	1.3	1,686,478
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Industrial Conglomerates	1.3%	$1,675,300
Biotechnology	1.3	1,673,223
Communications Equipment	1.3	1,630,883
Leisure Products	1.2	1,602,783
Commercial Services & Supplies	1.1	1,476,770
Consumer Finance	1.1	1,371,536
Electrical Equipment	1.0	1,332,019
Diversified Telecommunication Services	0.8	1,095,589
Diversified REITs	0.8	1,091,871
Building Products	0.7	866,400
Trading Companies & Distributors	0.4	497,392
Health Care Equipment & Supplies	0.4	485,590
Chemicals	0.3	350,159
Investments	95.2	123,348,302
Short-Term Investments	4.8	6,209,426
Total Investments	100.0%	$ 129,557,728
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$24,695,429	$98,652,873	$0	$123,348,302
Other Investment Company	1,602,833	—	—	1,602,833
Repurchase Agreement	—	4,606,593	—	4,606,593
Total Investments	$26,298,262	$103,259,466	$0	$129,557,728
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $5,714,065, representing 4.5% of the
Fund's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $1,602,820, collateralized by cash collateral of $1,602,833 and non-cash collateral, such as U.S. government securities of $34,703. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Security is Level 3 of the fair value hierarchy.
(E)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2025, the total value of the securities is $0, representing less than 0.1% of the Fund’s net assets.
(F)	Security deemed worthless.
(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the total value of the Regulation S securities is $0, representing 0.0% of the
Fund's net assets.

(H)	Rate disclosed reflects the yield at January 31, 2025.
(I)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Co.
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S) (continued):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Emerging Markets Equity

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Emerging Markets Equity

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
SUBSEQUENT EVENT
Effective August 30, 2024, TAM replaced Wellington Management Company LLP as sub-adviser to the Fund with Thompson, Siegel & Walmsley LLC. In connection with the change in sub-adviser: (i) the Fund’s principle investment strategies and principal risks were revised; (ii) the Fund’s management fee and sub-advisory fees were revised; (iii) the investment objective of the Fund was revised; and (iv) the Fund name was updated to Transamerica Emerging Markets Equity.
Transamerica Funds